As filed with the Securities and Exchange Commission on August 28, 2025
File Nos. 333-22075 and 811-08061

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 92	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 95	☒
(Check appropriate box or boxes.)

Diamond Hill Funds
(Exact Name of Registrant as Specified in Charter)

325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (888) 226-5595
Thomas E. Line, Diamond Hill Funds
325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215
(Name and Address of Agent for Service)

With copy to:
Michael V. Wible, Esq.
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101
(614) 469-3200

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 26, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a) (2)
☐	on (date) pursuant to paragraph (a) (2) of Rule 485.
If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No.92
This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:
The Facing Sheet
The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 88, as it relates to Diamond Hill Large Cap Concentrated ETF (the “Fund”), a series of the Registrant, until September 26, 2025. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 88, filed on May 22, 2025, are incorporated by reference herein.
Signatures

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act"), as amended, and the Investment Company Act of 1940, as amended, t the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned duly authorized, in the City of Columbus, and the State of Ohio on August 28, 2025.

DIAMOND HILL FUNDS

By:	/s/ Thomas E. Line
Thomas E. Line

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Thomas E. Line	President	August 28, 2025
Thomas E. Line

/s/ Julie A. Roach	Treasurer	August 28, 2025
Julie A. Roach

Anthony J. Ghoston*	Trustee	August 28, 2025
Anthony J. Ghoston

Tamara L. Fagely*	Trustee	August 28, 2025
Tamara L. Fagely

Jody T. Foster*	Trustee	August 28, 2025
Jody T. Foster

Nancy M. Morris*	Trustee	August 28, 2025
Nancy M. Morris

John T. Kelly-Jones*	Trustee	August 28, 2025
John T. Kelly-Jones

*By:	/s/ Thomas E. Line
Thomas E. Line
Executed by Thomas E. Line
on behalf of those indicated pursuant to Powers of Attorney